AFS and HTM Debt Securities, OTTI Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 28	$ 262	$ 189
Total changes to OCI for non-credit-related OTTI	(11)	(57)	18
Total OTTI losses (reversal of losses) recorded on debt securities	17	205	207
Securities of U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	2	150	63
Total changes to OCI for non-credit-related OTTI	(2)	(5)	8
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	4	11	34
Total changes to OCI for non-credit-related OTTI	2	(1)	(3)
Commercial [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	18	80	14
Total changes to OCI for non-credit-related OTTI	(11)	(51)	24
Corporate debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	21	72
Total changes to OCI for non-credit-related OTTI	0	1	(13)
Other [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	4	0	6
Total changes to OCI for non-credit-related OTTI	0	(1)	2
Credit-related OTTI [Member] | Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	27	119	143
Intent-to-sell OTTI [Member] | Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 1	$ 143	$ 46